Document and Entity Information	Jan. 19, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001534133
Document Type	8-K/A
Document Period End Date	Jan. 19, 2024
Entity Registrant Name	CalciMedica, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39538
Entity Tax Identification Number	45-2120079
Entity Address, Address Line One	505 Coast Boulevard South
Entity Address, Address Line Two	Suite 307
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	952-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CALC
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Form 8-K filed by CalciMedica, Inc. (the “Company”) on January 22, 2024 (the “Original Report”) with the SEC to (i) correct the Purchase Price per Share (as defined below) and accompanying Common Warrants (as defined below) to $3.827 (or $3.8269 per Pre-Funded Warrant (as defined below) and accompanying Common Warrants, which represents the price of $3.827 per Share and accompanying Common Warrants minus the $0.0001 per share exercise price of each such Pre-Funded Warrant), (ii) correct the number of Shares, Pre-Funded Warrants, Common Warrants and Placement Agent Warrants (as defined below) being issued in the Private Placement to 4,985,610 Shares, 306,506 Pre-Funded Warrants, 5,292,116 Common Warrants and an aggregate of 75,747 Placement Agent Warrants and 75,746 Common Warrants to be issued to JonesTrading (as defined below), (iii) correct the aggregate gross proceeds that the Company has the potential to receive pursuant to the exercise of the Warrants (as defined below) to $33.1 million for an aggregate of up to approximately $54 million and (iv) refile Exhibit 10.1 to correct the foregoing amounts, as applicable. The other information disclosed in the Original Report is unchanged. The initial closing of the Private Placement closed on January 23, 2024.